Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Feb. 16, 2018	Feb. 09, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 15, 2016	Nov. 23, 2015	Sep. 30, 2015	Sep. 30, 2014
Class I
Account Value [Line Items]
Account Value	$ 12,129	$ 10,770		$ 10,732	$ 12,771	$ 12,740	$ 11,790	$ 10,677			$ 10,783	$ 10,721			$ 10,201	$ 10,000
Class R5
Account Value [Line Items]
Account Value	12,014	10,671		10,658	12,687	12,680	11,736	10,638			10,747	10,708			10,197	10,000
Service Class
Account Value [Line Items]
Account Value	11,887	10,571		10,556	12,588	12,586	11,672	10,588			10,714	10,677			10,174	10,000
Administrative Class
Account Value [Line Items]
Account Value	11,767	10,487		10,488	12,516	12,525	11,620	10,554			10,683	10,663			10,174	10,000
Class R4
Account Value [Line Items]
Account Value	$ 11,597	10,349		10,365	12,390	12,414	11,533	10,489			10,639	10,637			10,160	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 11,003	9,822		9,840	11,771	11,809	10,991	10,002			10,155	10,156			9,708	9,575
Class R3
Account Value [Line Items]
Account Value	11,314	10,116		10,150	12,161	12,219	11,384	10,384			10,553	10,582			10,127	10,000
Class I
Account Value [Line Items]
Account Value	25,629	19,865		17,284	18,883	13,527	14,646	14,417			12,710	10,658			9,611	10,000
Class R5
Account Value [Line Items]
Account Value	25,370	19,671		17,141	18,731	13,439	14,568	14,356			12,674	10,636			9,602	10,000
Service Class
Account Value [Line Items]
Account Value	25,116	19,491		17,008	18,602	13,356	14,499	14,299			12,631	10,617			9,587	10,000
Administrative Class
Account Value [Line Items]
Account Value	24,875	19,322		16,866	18,486	13,277	14,430	14,246			12,599	10,595			9,582	10,000
Class R4
Account Value [Line Items]
Account Value	$ 24,527	19,078		16,683	18,299	13,165	14,331	14,164			12,543	10,564			9,570	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 22,935	17,855		15,628	17,162	12,361	13,468	13,330			11,815	9,959			9,026	9,450
Class R3
Account Value [Line Items]
Account Value	23,918	18,643		16,343	17,977	12,958	14,143	14,015			12,444	10,512			9,542	10,000
Class Y
Account Value [Line Items]
Account Value	12,239	9,485	$ 10,000
Class I
Account Value [Line Items]
Account Value	34,703	25,503		20,993	24,861	19,134	16,633	15,968			13,559	11,448			9,929	10,000
Class R5
Account Value [Line Items]
Account Value	34,357	25,270		20,816	24,687	19,022	16,551	15,907			13,521	11,427			9,919	10,000
Service Class
Account Value [Line Items]
Account Value	33,832	24,924		20,558	24,426	18,843	16,414	15,806			13,454	11,386			9,898	10,000
Administrative Class
Account Value [Line Items]
Account Value	33,522	24,699		20,405	24,258	18,739	16,341	15,747			13,420	11,370			9,891	10,000
Class R4
Account Value [Line Items]
Account Value	$ 33,018	24,374		20,165	24,008	18,573	16,219	15,653			13,362	11,335			9,881	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 30,882	22,827		18,907	22,526	17,444	15,247	14,737			12,589	10,687			9,323	9,450
Class R3
Account Value [Line Items]
Account Value	32,193	23,836		19,762	23,597	18,298	16,016	15,498			13,257	11,279			9,852	10,000
Class I
Account Value [Line Items]
Account Value	29,070	22,937		20,182	21,696	17,265	16,807	15,165			13,048	10,367			9,129	10,000
Class R5
Account Value [Line Items]
Account Value	28,788	22,731		20,020	21,538	17,164	16,727	15,101			13,008	10,346			9,120	10,000
Service Class
Account Value [Line Items]
Account Value	28,490	22,532		19,857	21,392	17,054	16,635	15,039			12,964	10,323			9,105	10,000
Administrative Class
Account Value [Line Items]
Account Value	28,210	22,316		19,684	21,234	16,951	16,551	14,984			12,926	10,300			9,100	10,000
Class R4
Account Value [Line Items]
Account Value	$ 27,797	22,028		19,464	21,021	16,807	16,433	14,899			12,876	10,279			9,087	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 26,007	20,628		18,234	19,717	15,781	15,443	14,015			12,122	9,688			8,578	9,450
Class R3
Account Value [Line Items]
Account Value	27,094	21,534		19,063	20,645	16,544	16,219	14,743			12,773	10,219			9,062	10,000
Class Y
Account Value [Line Items]
Account Value	12,346	9,750	10,000
Class I
Account Value [Line Items]
Account Value	41,456	28,882		21,458	31,538	25,936	19,218	18,511			14,990	12,048			10,516	10,000
Class R5
Account Value [Line Items]
Account Value	41,050	28,621		21,283	31,318	25,785	19,123	18,432			14,947	12,023			10,511	10,000
Service Class
Account Value [Line Items]
Account Value	40,637	28,357		21,109	31,097	25,624	19,020	18,358			14,901	12,003			10,496	10,000
Administrative Class
Account Value [Line Items]
Account Value	40,225	28,097		20,945	30,875	25,473	18,924	18,282			14,853	11,974			10,482	10,000
Class R4
Account Value [Line Items]
Account Value	$ 39,646	27,729		20,706	30,569	25,252	18,797	18,182			14,791	11,947			10,472	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 37,093	25,958		19,397	28,668	23,710	17,664	17,105			13,934	11,262			9,884	9,450
Class R3
Account Value [Line Items]
Account Value	38,684	27,123		20,304	30,041	24,885	18,562	18,005			14,689	11,885			10,446	10,000
Class Y
Account Value [Line Items]
Account Value	16,646	11,608	10,000
Class I
Account Value [Line Items]
Account Value	22,028	17,871		16,170	17,842	13,084	14,203	13,800			12,743	11,031			9,422	10,000
Class R5
Account Value [Line Items]
Account Value	21,792	17,696		16,025	17,708	12,999	14,124	13,731			12,693	11,006			9,404	10,000
Service Class
Account Value [Line Items]
Account Value	21,569	17,541		15,903	17,592	12,927	14,059	13,685			12,667	10,987			9,401	10,000
Administrative Class
Account Value [Line Items]
Account Value	21,399	17,407		15,793	17,476	12,856	14,003	13,646			12,626	10,965			9,392	10,000
Class R4
Account Value [Line Items]
Account Value	$ 21,063	17,168		15,600	17,294	12,749	13,898	13,561			12,569	10,939			9,380	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 19,710	16,074		14,612	16,213	11,964	13,063	12,756			11,840	10,311			8,854	9,450
Class R3
Account Value [Line Items]
Account Value	20,560	16,802		15,310	17,004	12,559	13,730	13,435			12,480	10,880			9,359	10,000
Class Y
Account Value [Line Items]
Account Value	11,314	9,187	10,000
Class I
Account Value [Line Items]
Account Value	23,417	19,441		16,454	19,030	12,335	14,389	15,674			13,880	11,773			10,219	10,000
Class R5
Account Value [Line Items]
Account Value	23,193	19,258		16,321	18,891	12,256	14,314	15,603			13,833	11,747			10,201	10,000
Service Class
Account Value [Line Items]
Account Value	22,961	19,099		16,200	18,776	12,196	14,244	15,549			13,801	11,724			10,198	10,000
Administrative Class
Account Value [Line Items]
Account Value	22,822	18,914		16,072	18,646	12,113	14,181	15,489			13,760	11,704			10,187	10,000
Class R4
Account Value [Line Items]
Account Value	$ 22,393	18,674		15,861	18,441	12,010	14,067	15,388			13,694	11,663			10,172	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 20,938	17,463		14,869	17,300	11,278	13,221	14,478			12,897	10,999			9,598	9,450
Class R3
Account Value [Line Items]
Account Value	21,849	18,235		15,548	18,120	11,822	13,894	15,242			13,593	11,604			10,146	10,000
Class Y
Account Value [Line Items]
Account Value	11,325	9,403	10,000
Class I
Account Value [Line Items]
Account Value	20,901	16,998		15,813	19,580	11,275	13,416	14,676			13,533	11,188			9,880	10,000
Class R5
Account Value [Line Items]
Account Value	20,716	16,848		15,686	19,450	11,222	13,352	14,619			13,492	11,172			9,871	10,000
Service Class
Account Value [Line Items]
Account Value	20,494	16,685		15,559	19,306	11,150	13,291	14,570			13,448	11,146			9,860	10,000
Administrative Class
Account Value [Line Items]
Account Value	20,285	16,551		15,439	19,179	11,080	13,213	14,500			13,409	11,125			9,850	10,000
Class R4
Account Value [Line Items]
Account Value	$ 19,975	16,325		15,256	18,980	10,992	13,124	14,415			13,353	11,097			9,838	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 18,712	15,276		14,282	17,799	10,312	12,341	13,566			12,580	10,457			9,287	9,450
Class R3
Account Value [Line Items]
Account Value	19,499	15,961		14,945	18,645	10,825	12,961	14,290			13,261	11,038			9,819	10,000
Class Y
Account Value [Line Items]
Account Value	10,762	8,759	10,000
Class I
Account Value [Line Items]
Account Value	28,401	22,973		19,891	27,128	20,946	18,177	17,042			14,540	12,133			10,957	10,000
Class R5
Account Value [Line Items]
Account Value	28,125	22,776		19,740	26,951	20,821	18,085	16,975			14,501	12,108			10,950	10,000
Service Class
Account Value [Line Items]
Account Value	27,838	22,561		19,572	26,755	20,693	17,994	16,899			14,456	12,083			10,930	10,000
Administrative Class
Account Value [Line Items]
Account Value	27,559	22,363		19,413	26,567	20,569	17,898	16,837			14,408	12,058			10,924	10,000
Class R4
Account Value [Line Items]
Account Value	$ 27,172	22,068		19,204	26,302	20,402	17,782	16,747			14,356	12,031			10,915	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 25,415	20,667		17,994	24,668	19,152	16,706	15,751			13,518	11,340			10,298	9,450
Class R3
Account Value [Line Items]
Account Value	26,491	21,568		18,804	25,835	20,090	17,549	16,570			14,241	11,964			10,881	10,000
Class Y
Account Value [Line Items]
Account Value	12,007	9,724	10,000
Class I
Account Value [Line Items]
Account Value	28,394	21,874		20,040	27,327	19,993	16,587	16,979			13,269	10,993			10,170	10,000
Class R5
Account Value [Line Items]
Account Value	28,105	21,668		19,875	27,127	19,869	16,502	16,907			13,222	10,971			10,151	10,000
Service Class
Account Value [Line Items]
Account Value	27,835	21,488		19,718	26,943	19,759	16,431	16,839			13,188	10,948			10,143	10,000
Administrative Class
Account Value [Line Items]
Account Value	27,554	21,285		19,570	26,745	19,632	16,339	16,775			13,146	10,929			10,135	10,000
Class R4
Account Value [Line Items]
Account Value	$ 27,156	21,032		19,355	26,499	19,468	16,222	16,684			13,091	10,899			10,122	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 25,416	19,672		18,121	24,845	18,291	15,251	15,692			12,332	10,276			9,558	9,450
Class R3
Account Value [Line Items]
Account Value	26,476	20,532		18,964	26,013	19,180	16,029	16,515			12,994	10,839			10,092	10,000
Class Y
Account Value [Line Items]
Account Value	12,313	9,499	10,000
Class I
Account Value [Line Items]
Account Value	18,135	14,861		11,734	15,574	11,964	12,035	12,034			12,036	9,651			9,255	10,000
Class R5
Account Value [Line Items]
Account Value	17,973	14,742		11,650	15,481	11,902	11,983	11,999			12,013	9,638			9,253	10,000
Service Class
Account Value [Line Items]
Account Value	17,782	14,611		11,555	15,364	11,827	11,921	11,939			11,966	9,620			9,244	10,000
Administrative Class
Account Value [Line Items]
Account Value	17,604	14,465		11,449	15,251	11,757	11,848	11,885			11,925	9,600			9,236	10,000
Class R4
Account Value [Line Items]
Account Value	$ 17,338	14,281		11,325	15,087	11,654	11,760	11,820			11,877	9,574			9,225	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 16,235	13,376		10,610	14,160	10,938	11,067	11,121			11,188	9,030			8,705	9,450
Class R3
Account Value [Line Items]
Account Value	16,929	13,960		11,095	14,838	11,476	11,614	11,698			11,787	9,526			9,192	10,000
Class Y
Account Value [Line Items]
Account Value	11,701	9,596	10,000
Class I
Account Value [Line Items]
Account Value	14,081	11,340		9,241	12,367	9,885	9,587	9,700		$ 10,000
Class I
Account Value [Line Items]
Account Value	14,630	12,616		12,050	14,254	13,155	12,284	11,486			11,183	10,564			9,904	10,000
Class R5
Account Value [Line Items]
Account Value	14,492	12,508		11,950	14,165	13,072	12,229	11,447			11,144	10,536			9,894	10,000
Service Class
Account Value [Line Items]
Account Value	14,344	12,390		11,858	14,060	12,993	12,154	11,399			11,109	10,508			9,877	10,000
Administrative Class
Account Value [Line Items]
Account Value	14,201	12,283		11,770	13,966	12,917	12,104	11,358			11,081	10,500			9,875	10,000
Class R4
Account Value [Line Items]
Account Value	$ 13,984	12,116		11,614	13,814	12,791	12,009	11,285			11,030	10,464			9,860	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 13,076	11,333		10,891	12,950	12,018	11,290	10,616			10,378	9,856			9,296	9,450
Class R3
Account Value [Line Items]
Account Value	13,639	11,835		11,392	13,569	12,605	11,856	11,169			10,939	10,405			9,820	10,000
Class Y
Account Value [Line Items]
Account Value	11,121	9,596	10,000
Class I
Account Value [Line Items]
Account Value	17,460	14,619		13,506	16,154	14,184	12,979	12,397			11,672	10,542			9,745	10,000
Class R5
Account Value [Line Items]
Account Value	17,292	14,497		13,411	16,036	14,109	12,930	12,343			11,643	10,525			9,726	10,000
Service Class
Account Value [Line Items]
Account Value	17,121	14,367		13,309	15,920	14,013	12,857	12,300			11,608	10,502			9,726	10,000
Administrative Class
Account Value [Line Items]
Account Value	16,942	14,249		13,200	15,818	13,942	12,798	12,247			11,569	10,484			9,714	10,000
Class R4
Account Value [Line Items]
Account Value	$ 16,695	14,038		13,039	15,643	13,810	12,685	12,163			11,507	10,438			9,690	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 15,629	13,149		12,217	14,687	12,967	11,945	11,459			10,855	9,849			9,154	9,450
Class R3
Account Value [Line Items]
Account Value	16,298	13,747		12,780	15,400	13,620	12,546	12,070			11,444	10,400			9,679	10,000
Class Y
Account Value [Line Items]
Account Value	11,576	9,704	10,000
Class I
Account Value [Line Items]
Account Value	20,541	16,720		14,929	17,869	14,851	13,607	13,189			12,093	10,492			9,592	10,000
Class R5
Account Value [Line Items]
Account Value	20,331	16,566		14,816	17,749	14,765	13,555	13,145			12,064	10,476			9,573	10,000
Service Class
Account Value [Line Items]
Account Value	20,150	16,415		14,699	17,636	14,678	13,474	13,095			12,034	10,453			9,574	10,000
Administrative Class
Account Value [Line Items]
Account Value	19,946	16,289		14,604	17,516	14,596	13,418	13,043			12,008	10,434			9,561	10,000
Class R4
Account Value [Line Items]
Account Value	$ 19,666	16,067		14,429	17,338	14,469	13,324	12,967			11,954	10,404			9,545	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 18,377	15,040		13,517	16,254	13,590	12,524	12,198			11,251	9,807			9,016	9,450
Class R3
Account Value [Line Items]
Account Value	19,161	15,707		14,129	17,024	14,246	13,151	12,836			11,863	10,357			9,526	10,000
Class Y
Account Value [Line Items]
Account Value	12,049	9,816	10,000
Class I
Account Value [Line Items]
Account Value	22,712	17,968		15,537	18,912	15,241	13,879	13,570			12,296	10,478			9,536	10,000
Class R5
Account Value [Line Items]
Account Value	22,491	17,823		15,420	18,784	15,154	13,812	13,513			12,256	10,455			9,525	10,000
Service Class
Account Value [Line Items]
Account Value	22,265	17,662		15,292	18,659	15,068	13,743	13,472			12,224	10,439			9,518	10,000
Administrative Class
Account Value [Line Items]
Account Value	22,040	17,490		15,165	18,516	14,960	13,663	13,412			12,187	10,409			9,506	10,000
Class R4
Account Value [Line Items]
Account Value	$ 21,699	17,245		14,988	18,315	14,833	13,561	13,331			12,134	10,381			9,490	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 20,316	16,159		14,052	17,199	13,927	12,755	12,546			11,430	9,794			8,958	9,450
Class R3
Account Value [Line Items]
Account Value	21,167	16,875		14,684	18,012	14,608	13,404	13,195			12,036	10,329			9,471	10,000
Class Y
Account Value [Line Items]
Account Value	12,526	9,923	10,000
Class I
Account Value [Line Items]
Account Value	15,654	13,193		12,215	14,562	12,906	12,260	11,557			11,197	10,521			9,831	10,000
Class R5
Account Value [Line Items]
Account Value	15,500	13,072		12,119	14,462	12,835	12,194	11,501			11,164	10,500			9,821	10,000
Service Class
Account Value [Line Items]
Account Value	15,357	12,953		12,026	14,362	12,757	12,135	11,460			11,127	10,477			9,810	10,000
Administrative Class
Account Value [Line Items]
Account Value	15,217	12,849		11,928	14,276	12,685	12,086	11,425			11,096	10,460			9,803	10,000
Class R4
Account Value [Line Items]
Account Value	$ 14,990	12,672		11,794	14,119	12,575	11,988	11,357			11,054	10,429			9,793	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 14,021	11,864		11,045	13,250	11,809	11,274	10,689			10,411	9,833			9,246	9,450
Class R3
Account Value [Line Items]
Account Value	14,605	12,385		11,554	13,865	12,385	11,839	11,238			10,969	10,374			9,765	10,000
Class I
Account Value [Line Items]
Account Value	16,819	14,157		13,114	15,629	13,793	13,044	12,349			11,676	10,534			9,701	10,000
Class R5
Account Value [Line Items]
Account Value	16,638	14,029		12,996	15,515	13,704	12,980	12,288			11,635	10,513			9,691	10,000
Service Class
Account Value [Line Items]
Account Value	16,473	13,893		12,889	15,397	13,613	12,904	12,241			11,602	10,484			9,678	10,000
Administrative Class
Account Value [Line Items]
Account Value	$ 16,310	13,766		12,788	15,301	13,539	12,846	12,189			11,571	10,463			9,675	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4 - without sales charge
Account Value	$ 16,076	13,598		12,647	15,147	13,418	12,751	12,119			11,522	10,436			9,666	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 15,030	12,730		11,843	14,200	12,601	11,990	11,414			10,854	9,843			9,123	9,450
Class R3
Account Value [Line Items]
Account Value	15,676	13,300		12,399	14,884	13,222	12,596	12,004			11,435	10,395			9,645	10,000
Class I
Account Value [Line Items]
Account Value	18,249	15,206		13,810	16,698	14,244	13,434	12,758			11,907	10,534			9,653	10,000
Class R5
Account Value [Line Items]
Account Value	18,089	15,092		13,711	16,604	14,175	13,389	12,720			11,870	10,507			9,637	10,000
Service Class
Account Value [Line Items]
Account Value	17,864	14,925		13,581	16,457	14,070	13,304	12,653			11,832	10,483			9,623	10,000
Administrative Class
Account Value [Line Items]
Account Value	17,711	14,809		13,492	16,354	13,995	13,248	12,608			11,807	10,469			9,618	10,000
Class R4
Account Value [Line Items]
Account Value	$ 17,438	14,606		13,322	16,178	13,869	13,147	12,535			11,752	10,438			9,603	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 16,322	13,666		12,490	15,184	13,022	12,348	11,789			11,070	9,838			9,066	9,450
Class R3
Account Value [Line Items]
Account Value	17,016	14,271		13,064	15,902	13,667	12,982	12,413			11,658	10,379			9,584	10,000
Class I
Account Value [Line Items]
Account Value	19,496	15,959		14,224	17,363	14,437	13,631	13,011			12,035	10,502			9,602	10,000
Class R5
Account Value [Line Items]
Account Value	19,379	15,802		14,103	17,237	14,345	13,553	12,963			12,007	10,492			9,600	10,000
Service Class
Account Value [Line Items]
Account Value	19,115	15,673		14,000	17,122	14,255	13,490	12,911			11,968	10,465			9,588	10,000
Administrative Class
Account Value [Line Items]
Account Value	18,919	15,526		13,885	17,000	14,183	13,424	12,861			11,933	10,451			9,577	10,000
Class R4
Account Value [Line Items]
Account Value	$ 18,634	15,309		13,709	16,815	14,042	13,320	12,780			11,875	10,409			9,558	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 17,444	14,352		12,863	15,793	13,197	12,528	12,032			11,190	9,823			9,028	9,450
Class R3
Account Value [Line Items]
Account Value	18,188	14,982		13,444	16,530	13,842	13,157	12,661			11,791	10,366			9,546	10,000
Class I
Account Value [Line Items]
Account Value	20,722	16,639		14,530	17,918	14,490	13,702	13,204			12,135	10,512			9,590	10,000
Class R5
Account Value [Line Items]
Account Value	20,503	16,487		14,399	17,783	14,397	13,624	13,140			12,091	10,485			9,581	10,000
Service Class
Account Value [Line Items]
Account Value	20,292	16,334		14,286	17,650	14,307	13,549	13,085			12,049	10,464			9,569	10,000
Administrative Class
Account Value [Line Items]
Account Value	20,101	16,199		14,176	17,538	14,225	13,489	13,040			12,015	10,444			9,560	10,000
Class R4
Account Value [Line Items]
Account Value	$ 19,786	15,967		14,002	17,348	14,095	13,385	12,949			11,959	10,407			9,544	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 18,526	14,966		13,134	16,284	13,248	12,586	12,194			11,267	9,821			9,014	9,450
Class R3
Account Value [Line Items]
Account Value	19,305	15,614		13,729	17,054	13,892	13,216	12,832			11,872	10,364			9,521	10,000
Class I
Account Value [Line Items]
Account Value	21,689	17,183		14,739	18,267	14,468	13,702	13,275			12,158	10,499			9,587	10,000
Class R5
Account Value [Line Items]
Account Value	21,623	17,047		14,637	18,152	14,397	13,646	13,230			12,127	10,490			9,578	10,000
Service Class
Account Value [Line Items]
Account Value	21,277	16,887		14,510	18,022	14,298	13,576	13,169			12,087	10,470			9,573	10,000
Administrative Class
Account Value [Line Items]
Account Value	21,057	16,737		14,388	17,887	14,209	13,509	13,117			12,049	10,442			9,562	10,000
Class R4
Account Value [Line Items]
Account Value	$ 20,733	16,501		14,203	17,688	14,072	13,397	13,027			11,992	10,407			9,542	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 19,405	15,452		13,328	16,605	13,226	12,593	12,264			11,299	9,812			9,004	9,450
Class R3
Account Value [Line Items]
Account Value	20,228	16,138		13,944	17,404	13,883	13,232	12,913			11,908	10,359			9,522	10,000
Class I
Account Value [Line Items]
Account Value	22,569	17,695		15,017	18,652	14,507	13,763	13,351			12,206	10,516			9,579	10,000
Class R5
Account Value [Line Items]
Account Value	22,317	17,532		14,892	18,515	14,413	13,694	13,293			12,169	10,497			9,570	10,000
Service Class
Account Value [Line Items]
Account Value	22,096	17,363		14,756	18,385	14,330	13,628	13,241			12,126	10,475			9,557	10,000
Administrative Class
Account Value [Line Items]
Account Value	21,884	17,228		14,643	18,249	14,245	13,562	13,192			12,090	10,454			9,554	10,000
Class R4
Account Value [Line Items]
Account Value	$ 21,554	16,992		14,467	18,066	14,116	13,459	13,107			12,040	10,422			9,537	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 20,192	15,918		13,577	16,958	13,261	12,654	12,341			11,346	9,830			9,009	9,450
Class R3
Account Value [Line Items]
Account Value	21,035	16,617		14,182	17,747	13,910	13,296	12,984			11,953	10,371			9,518	10,000
Class I
Account Value [Line Items]
Account Value	22,922	17,903		15,159	18,856	14,670	13,933	13,514			12,283	10,496			9,557	10,000
Class R5
Account Value [Line Items]
Account Value	22,973	17,749		15,040	18,736	14,582	13,861	13,453			12,249	10,474			9,545	10,000
Service Class
Account Value [Line Items]
Account Value	22,501	17,620		14,928	18,610	14,500	13,793	13,402			12,205	10,448			9,532	10,000
Administrative Class
Account Value [Line Items]
Account Value	22,266	17,434		14,810	18,485	14,419	13,735	13,356			12,173	10,440			9,522	10,000
Class R4
Account Value [Line Items]
Account Value	$ 21,924	17,219		14,628	18,278	14,287	13,635	13,282			12,123	10,405			9,518	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 20,514	16,121		13,710	17,154	13,415	12,799	12,482			11,416	9,800			8,976	9,450
Class R3
Account Value [Line Items]
Account Value	21,373	16,811		14,332	17,967	14,070	13,452	13,132			12,016	10,341			9,476	10,000
Class I
Account Value [Line Items]
Account Value	23,014	17,965		15,209	18,913	14,722	13,964	13,538			12,310	10,501			9,553	10,000
Class R5
Account Value [Line Items]
Account Value	22,739	17,790		15,060	18,753	14,611	13,870	13,463			12,257	10,463			9,539	10,000
Service Class
Account Value [Line Items]
Account Value	22,557	17,664		14,962	18,668	14,546	13,834	13,432			12,235	10,465			9,540	10,000
Administrative Class
Account Value [Line Items]
Account Value	22,319	17,503		14,838	18,529	14,461	13,755	13,382			12,195	10,438			9,520	10,000
Class R4
Account Value [Line Items]
Account Value	$ 21,986	17,259		14,670	18,332	14,320	13,657	13,292			12,139	10,405			9,502	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 20,615	16,176		13,764	17,202	13,460	12,840	12,521			11,444	9,817			8,979	9,450
Class R3
Account Value [Line Items]
Account Value	21,469	16,888		14,379	18,025	14,125	13,493	13,172			12,060	10,360			9,493	10,000
Class I
Account Value [Line Items]
Account Value	22,583	17,632		14,926	18,566	14,456	13,717	13,298			12,086	10,328		$ 10,000
Class R5
Account Value [Line Items]
Account Value	22,358	17,493		14,810	18,447	14,382	13,655	13,262			12,063	10,317		10,000
Service Class
Account Value [Line Items]
Account Value	22,167	17,370		14,721	18,344	14,314	13,604	13,234			12,045	10,316		10,000
Administrative Class
Account Value [Line Items]
Account Value	21,969	17,224		14,606	18,248	14,248	13,560	13,189			12,022	10,304		10,000
Class R4
Account Value [Line Items]
Account Value	$ 21,687	17,021		14,473	18,095	14,148	13,478	13,136			11,988	10,293		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 20,315	15,944		13,570	16,984	13,311	12,690	12,380			11,310	9,716		9,450
Class R3
Account Value [Line Items]
Account Value	21,225	16,707		14,234	17,834	13,984	13,361	13,036			11,938	10,270		10,000
Class I
Account Value [Line Items]
Account Value	12,418	9,930	10,000
Class R5
Account Value [Line Items]
Account Value	12,397	9,930	10,000
Service Class
Account Value [Line Items]
Account Value	12,377	9,920	10,000
Administrative Class
Account Value [Line Items]
Account Value	12,357	9,920	10,000
Class R4
Account Value [Line Items]
Account Value	$ 12,322	9,910	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 11,634	9,356	9,450
Class R3
Account Value [Line Items]
Account Value	12,276	9,890	10,000
Class I
Account Value [Line Items]
Account Value	14,318	12,175		11,204	13,170	11,533	10,678	10,147	$ 10,000
Class M5
Account Value [Line Items]
Account Value	14,182	12,081		11,127	13,106	11,495	10,658	10,140	10,000
Class M4
Account Value [Line Items]
Account Value	13,946	11,904		11,000	12,984	11,409	10,611	10,120	10,000
Class M3
Account Value [Line Items]
Account Value	13,709	11,737		10,868	12,869	11,341	10,572	10,107
Class I
Account Value [Line Items]
Account Value	14,285	12,091		11,070	13,120	11,561	10,730	10,127	10,000
Class M5
Account Value [Line Items]
Account Value	14,137	11,983		10,989	13,041	11,507	10,700	10,113	10,000
Class M4
Account Value [Line Items]
Account Value	13,900	11,818		10,871	12,930	11,436	10,659	10,100	10,000
Class M3
Account Value [Line Items]
Account Value	13,672	11,650		10,737	12,808	11,357	10,613	10,080	10,000
Class I
Account Value [Line Items]
Account Value	14,573	12,255		11,164	13,293	11,585	10,725	10,133	10,000
Class M5
Account Value [Line Items]
Account Value	14,432	12,156		11,091	13,220	11,539	10,704	10,127	10,000
Class M4
Account Value [Line Items]
Account Value	14,190	11,991		10,958	13,108	11,463	10,656	10,113	10,000
Class M3
Account Value [Line Items]
Account Value	13,959	11,820		10,832	12,983	11,392	10,613	10,100	10,000
Class I
Account Value [Line Items]
Account Value	14,855	12,432		11,270	13,477	11,592	10,700	10,140	10,000
Class M5
Account Value [Line Items]
Account Value	14,707	12,323		11,194	13,406	11,552	10,677	10,127	10,000
Class M4
Account Value [Line Items]
Account Value	14,459	12,156		11,064	13,279	11,473	10,634	10,113	10,000
Class M3
Account Value [Line Items]
Account Value	14,227	11,980		10,938	13,161	11,399	10,589	10,100	10,000
Class I
Account Value [Line Items]
Account Value	15,168	12,628		11,373	13,677	11,604	10,681	10,153	10,000
Class M5
Account Value [Line Items]
Account Value	15,011	12,523		11,296	13,606	11,559	10,654	10,140	10,000
Class M4
Account Value [Line Items]
Account Value	14,765	12,338		11,170	13,483	11,486	10,612	10,127	10,000
Class M3
Account Value [Line Items]
Account Value	14,520	12,169		11,037	13,357	11,414	10,567	10,113	10,000
Class I
Account Value [Line Items]
Account Value	15,648	12,900		11,505	14,002	11,647	10,652	10,153	10,000
Class M5
Account Value [Line Items]
Account Value	15,476	12,791		11,421	13,926	11,598	10,626	10,147	10,000
Class M4
Account Value [Line Items]
Account Value	15,230	12,611		11,292	13,798	11,525	10,588	10,133	10,000
Class M3
Account Value [Line Items]
Account Value	14,974	12,435		11,160	13,671	11,449	10,541	10,113	10,000
Class I
Account Value [Line Items]
Account Value	16,249	13,157		11,552	14,318	11,660	10,621	10,153	10,000
Class M5
Account Value [Line Items]
Account Value	16,078	13,043		11,467	14,247	11,616	10,594	10,147	10,000
Class M4
Account Value [Line Items]
Account Value	15,815	12,868		11,338	14,114	11,541	10,555	10,133	10,000
Class M3
Account Value [Line Items]
Account Value	15,558	12,684		11,206	13,992	11,464	10,511	10,113	10,000
Class I
Account Value [Line Items]
Account Value	16,919	13,447		11,598	14,613	11,658	10,590	10,160	10,000
Class M5
Account Value [Line Items]
Account Value	16,735	13,325		11,511	14,530	11,616	10,564	10,153	10,000
Class M4
Account Value [Line Items]
Account Value	16,473	13,141		11,385	14,397	11,535	10,519	10,133	10,000
Class M3
Account Value [Line Items]
Account Value	16,195	12,952		11,249	14,267	11,465	10,482	10,120	10,000
Class I
Account Value [Line Items]
Account Value	17,501	13,717		11,651	14,874	11,667	10,563	10,160	10,000
Class M5
Account Value [Line Items]
Account Value	17,320	13,596		11,569	14,793	11,623	10,536	10,153	10,000
Class M4
Account Value [Line Items]
Account Value	17,031	13,402		11,431	14,660	11,546	10,493	10,140	10,000
Class M3
Account Value [Line Items]
Account Value	16,753	13,217		11,305	14,527	11,474	10,454	10,120	10,000
Class I
Account Value [Line Items]
Account Value	17,934	13,922		11,732	15,040	11,661	10,543	10,167	10,000
Class M5
Account Value [Line Items]
Account Value	17,737	13,795		11,641	14,947	11,618	10,523	10,153	10,000
Class M4
Account Value [Line Items]
Account Value	17,446	13,594		11,504	14,814	11,540	10,480	10,140	10,000
Class M3
Account Value [Line Items]
Account Value	17,158	13,411		11,378	14,681	11,468	10,439	10,127	10,000
Class I
Account Value [Line Items]
Account Value	18,012	13,946		11,711	15,049	11,663	10,548	10,167	10,000
Class M5
Account Value [Line Items]
Account Value	17,813	13,819		11,625	14,962	11,619	10,521	10,153	10,000
Class M4
Account Value [Line Items]
Account Value	17,519	13,627		11,490	14,828	11,542	10,478	10,140	10,000
Class M3
Account Value [Line Items]
Account Value	17,234	13,439		11,363	14,688	11,467	10,433	10,127	10,000
Class I
Account Value [Line Items]
Account Value	18,012	13,935		11,701	15,043	11,655	10,543	10,167	10,000
Class M5
Account Value [Line Items]
Account Value	17,820	13,804		11,614	14,952	11,613	10,516	10,153	10,000
Class M4
Account Value [Line Items]
Account Value	17,518	13,609		11,479	14,815	11,533	10,478	10,140	10,000
Class M3
Account Value [Line Items]
Account Value	17,235	13,420		11,348	14,684	11,457	10,436	10,127	10,000
Class I
Account Value [Line Items]
Account Value	18,012	13,928		11,702	15,039	11,655	10,540	10,167	10,000
Class M5
Account Value [Line Items]
Account Value	17,812	13,803		11,614	14,955	11,610	10,515	10,160	10,000
Class M4
Account Value [Line Items]
Account Value	17,522	13,606		11,479	14,819	11,538	10,479	10,140	10,000
Class M3
Account Value [Line Items]
Account Value	17,235	13,421		11,345	14,688	11,463	10,434	10,127	10,000
Class I
Account Value [Line Items]
Account Value	12,972	10,090	10,000
Class M5
Account Value [Line Items]
Account Value	12,938	10,080	10,000
Class M4
Account Value [Line Items]
Account Value	12,873	10,060	10,000
Class M3
Account Value [Line Items]
Account Value	12,822	10,040	10,000
Class I
Account Value [Line Items]
Account Value	30,339	22,138		18,027	21,000	16,042	13,605	13,196			11,917	10,170	$ 10,000
Class I
Account Value [Line Items]
Account Value	11,174	10,052		9,879	11,554	11,410	10,955	9,940		10,000
Class I
Account Value [Line Items]
Account Value	22,806	16,744		13,791	17,901	13,243	11,456	10,870		10,000
Class I
Account Value [Line Items]
Account Value	16,422	13,471		12,070	13,753	10,290	10,683	10,560		10,000
Class I
Account Value [Line Items]
Account Value	$ 20,006	15,891		14,001	17,866	12,947	11,667	11,470		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	13,961		11,111	14,841	11,804	11,746	11,905			11,588	9,729			9,134	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	13,961		11,111	14,841	11,804	11,746	11,905			11,588	9,729			9,134	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	13,961		11,111	14,841	11,804	11,746	11,905			11,588	9,729			9,134	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	13,961		11,111	14,841	11,804	11,746	11,905			11,588	9,729			9,134	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	13,961		11,111	14,841	11,804	11,746	11,905			11,588	9,729			9,134	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	13,961		11,111	14,841	11,804	11,746	11,905			11,588	9,729			9,134	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	13,961		11,111	14,841	11,804	11,746	11,905			11,588	9,729			9,134	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 12,292	9,852	10,000
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 13,977	11,150		9,262	12,376	9,988	9,696	9,817		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,621	9,519	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,621	9,519	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967			13,579	11,440			9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,954	22,896		19,007	23,074	17,497	15,215	14,783			12,573	10,592		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,954	22,896		19,007	23,074	17,497	15,215	14,783			12,573	10,592		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,954	22,896		19,007	23,074	17,497	15,215	14,783			12,573	10,592		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,954	22,896		19,007	23,074	17,497	15,215	14,783			12,573	10,592		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,954	22,896		19,007	23,074	17,497	15,215	14,783			12,573	10,592		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,954	22,896		19,007	23,074	17,497	15,215	14,783			12,573	10,592		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,954	22,896		19,007	23,074	17,497	15,215	14,783			12,573	10,592		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,287	10,116		10,051	11,770	11,876	11,101	10,065	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 22,674	16,772		13,923	16,902	12,817	11,145	10,829	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,225	22,900		18,830	22,276	17,135	14,881	14,274			12,105	10,206	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,087		10,023	11,736	11,842	11,069	10,036		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 25,016	18,347		15,085	17,847	13,728	11,922	11,435		10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 19,152	14,536		12,033	15,166	11,901	10,776	10,629		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 23,992	17,746		14,732	17,884	13,562	11,792	11,458		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705			10,836	10,829			10,294	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540	18,661	13,822	14,553	13,993			12,785	11,106			9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540	18,661	13,822	14,553	13,993			12,785	11,106			9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540	18,661	13,822	14,553	13,993			12,785	11,106			9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540	18,661	13,822	14,553	13,993			12,785	11,106			9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540	18,661	13,822	14,553	13,993			12,785	11,106			9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540	18,661	13,822	14,553	13,993			12,785	11,106			9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540	18,661	13,822	14,553	13,993			12,785	11,106			9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 12,295	9,624	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946			13,540	11,423			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946			13,540	11,423			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946			13,540	11,423			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946			13,540	11,423			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946			13,540	11,423			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946			13,540	11,423			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946			13,540	11,423			9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,355	10,528	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 14,209	10,472	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409	32,824	25,782	18,746	18,076			14,312	11,737			10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409	32,824	25,782	18,746	18,076			14,312	11,737			10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409	32,824	25,782	18,746	18,076			14,312	11,737			10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409	32,824	25,782	18,746	18,076			14,312	11,737			10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409	32,824	25,782	18,746	18,076			14,312	11,737			10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409	32,824	25,782	18,746	18,076			14,312	11,737			10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409	32,824	25,782	18,746	18,076			14,312	11,737			10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 16,126	11,341	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	18,237		16,423	18,998	13,342	14,392	14,165			13,019	11,484			9,793	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	18,237		16,423	18,998	13,342	14,392	14,165			13,019	11,484			9,793	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	18,237		16,423	18,998	13,342	14,392	14,165			13,019	11,484			9,793	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	18,237		16,423	18,998	13,342	14,392	14,165			13,019	11,484			9,793	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	18,237		16,423	18,998	13,342	14,392	14,165			13,019	11,484			9,793	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	18,237		16,423	18,998	13,342	14,392	14,165			13,019	11,484			9,793	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 23,528	18,237		16,423	18,998	13,342	14,392	14,165			13,019	11,484			9,793	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 11,891	9,217	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 11,296	8,974	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510		16,237	19,726	12,033	14,137	15,407			14,093	11,691			9,840	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 11,296	8,974	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102			13,296	11,285			10,145	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102			13,296	11,285			10,145	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102			13,296	11,285			10,145	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102			13,296	11,285			10,145	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102			13,296	11,285			10,145	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102			13,296	11,285			10,145	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102			13,296	11,285			10,145	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 12,815	9,909	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	18,456		16,840	23,810	17,867	15,440	17,086			14,113	11,666			10,404	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	18,456		16,840	23,810	17,867	15,440	17,086			14,113	11,666			10,404	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	18,456		16,840	23,810	17,867	15,440	17,086			14,113	11,666			10,404	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	18,456		16,840	23,810	17,867	15,440	17,086			14,113	11,666			10,404	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	18,456		16,840	23,810	17,867	15,440	17,086			14,113	11,666			10,404	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	18,456		16,840	23,810	17,867	15,440	17,086			14,113	11,666			10,404	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	18,456		16,840	23,810	17,867	15,440	17,086			14,113	11,666			10,404	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 12,003	9,403	10,000
Lipper Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
Lipper Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 12,165	9,947	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 12,165	9,947	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,355	10,528	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 12,165	9,947	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,355	10,528	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678	17,453	14,711	13,498	12,863			12,032	10,848			9,894	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044			13,607	11,472			9,939	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 12,165	9,947	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,355	10,528	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,559	13,315		12,400	14,304	13,227	12,377	11,714			11,295	10,720			10,017	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,559	13,315		12,400	14,304	13,227	12,377	11,714			11,295	10,720			10,017	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,559	13,315		12,400	14,304	13,227	12,377	11,714			11,295	10,720			10,017	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,559	13,315		12,400	14,304	13,227	12,377	11,714			11,295	10,720			10,017	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,559	13,315		12,400	14,304	13,227	12,377	11,714			11,295	10,720			10,017	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,559	13,315		12,400	14,304	13,227	12,377	11,714			11,295	10,720			10,017	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,559	13,315		12,400	14,304	13,227	12,377	11,714			11,295	10,720			10,017	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,784	14,938		13,586	15,936	14,113	13,192	12,615			11,927	10,856			9,914	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,784	14,938		13,586	15,936	14,113	13,192	12,615			11,927	10,856			9,914	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,784	14,938		13,586	15,936	14,113	13,192	12,615			11,927	10,856			9,914	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,784	14,938		13,586	15,936	14,113	13,192	12,615			11,927	10,856			9,914	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,784	14,938		13,586	15,936	14,113	13,192	12,615			11,927	10,856			9,914	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,784	14,938		13,586	15,936	14,113	13,192	12,615			11,927	10,856			9,914	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,784	14,938		13,586	15,936	14,113	13,192	12,615			11,927	10,856			9,914	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,867	15,747		14,190	16,727	14,399	13,445	12,932			12,102	10,864			9,864	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,867	15,747		14,190	16,727	14,399	13,445	12,932			12,102	10,864			9,864	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,867	15,747		14,190	16,727	14,399	13,445	12,932			12,102	10,864			9,864	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,867	15,747		14,190	16,727	14,399	13,445	12,932			12,102	10,864			9,864	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,867	15,747		14,190	16,727	14,399	13,445	12,932			12,102	10,864			9,864	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,867	15,747		14,190	16,727	14,399	13,445	12,932			12,102	10,864			9,864	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,867	15,747		14,190	16,727	14,399	13,445	12,932			12,102	10,864			9,864	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 20,198	16,532		14,636	17,472	14,663	13,686	13,257			12,276	10,884			9,833	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 20,198	16,532		14,636	17,472	14,663	13,686	13,257			12,276	10,884			9,833	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 20,198	16,532		14,636	17,472	14,663	13,686	13,257			12,276	10,884			9,833	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 20,198	16,532		14,636	17,472	14,663	13,686	13,257			12,276	10,884			9,833	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 20,198	16,532		14,636	17,472	14,663	13,686	13,257			12,276	10,884			9,833	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 20,198	16,532		14,636	17,472	14,663	13,686	13,257			12,276	10,884			9,833	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 20,198	16,532		14,636	17,472	14,663	13,686	13,257			12,276	10,884			9,833	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 21,644	17,376		15,086	18,269	14,906	13,909	13,567			12,448	10,901			9,804	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 21,644	17,376		15,086	18,269	14,906	13,909	13,567			12,448	10,901			9,804	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 21,644	17,376		15,086	18,269	14,906	13,909	13,567			12,448	10,901			9,804	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 21,644	17,376		15,086	18,269	14,906	13,909	13,567			12,448	10,901			9,804	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 21,644	17,376		15,086	18,269	14,906	13,909	13,567			12,448	10,901			9,804	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 21,644	17,376		15,086	18,269	14,906	13,909	13,567			12,448	10,901			9,804	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 21,644	17,376		15,086	18,269	14,906	13,909	13,567			12,448	10,901			9,804	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 22,833	18,033		15,404	18,835	15,073	14,066	13,778			12,562	10,910			9,780	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 22,833	18,033		15,404	18,835	15,073	14,066	13,778			12,562	10,910			9,780	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 22,833	18,033		15,404	18,835	15,073	14,066	13,778			12,562	10,910			9,780	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 22,833	18,033		15,404	18,835	15,073	14,066	13,778			12,562	10,910			9,780	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 22,833	18,033		15,404	18,835	15,073	14,066	13,778			12,562	10,910			9,780	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 22,833	18,033		15,404	18,835	15,073	14,066	13,778			12,562	10,910			9,780	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 22,833	18,033		15,404	18,835	15,073	14,066	13,778			12,562	10,910			9,780	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 23,599	18,444		15,588	19,173	15,173	14,162	13,908			12,646	10,914			9,758	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 23,599	18,444		15,588	19,173	15,173	14,162	13,908			12,646	10,914			9,758	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 23,599	18,444		15,588	19,173	15,173	14,162	13,908			12,646	10,914			9,758	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 23,599	18,444		15,588	19,173	15,173	14,162	13,908			12,646	10,914			9,758	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 23,599	18,444		15,588	19,173	15,173	14,162	13,908			12,646	10,914			9,758	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 23,599	18,444		15,588	19,173	15,173	14,162	13,908			12,646	10,914			9,758	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 23,599	18,444		15,588	19,173	15,173	14,162	13,908			12,646	10,914			9,758	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 24,076	18,709		15,743	19,408	15,269	14,251	14,027			12,722	10,918			9,741	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 24,076	18,709		15,743	19,408	15,269	14,251	14,027			12,722	10,918			9,741	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 24,076	18,709		15,743	19,408	15,269	14,251	14,027			12,722	10,918			9,741	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 24,076	18,709		15,743	19,408	15,269	14,251	14,027			12,722	10,918			9,741	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 24,076	18,709		15,743	19,408	15,269	14,251	14,027			12,722	10,918			9,741	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 24,076	18,709		15,743	19,408	15,269	14,251	14,027			12,722	10,918			9,741	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 24,076	18,709		15,743	19,408	15,269	14,251	14,027			12,722	10,918			9,741	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 24,243	18,820		15,819	19,515	15,310	14,299	14,077			12,761	10,912			9,723	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 24,243	18,820		15,819	19,515	15,310	14,299	14,077			12,761	10,912			9,723	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 24,243	18,820		15,819	19,515	15,310	14,299	14,077			12,761	10,912			9,723	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 24,243	18,820		15,819	19,515	15,310	14,299	14,077			12,761	10,912			9,723	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 24,243	18,820		15,819	19,515	15,310	14,299	14,077			12,761	10,912			9,723	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 24,243	18,820		15,819	19,515	15,310	14,299	14,077			12,761	10,912			9,723	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 24,243	18,820		15,819	19,515	15,310	14,299	14,077			12,761	10,912			$ 9,723	$ 10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 23,510	18,239		15,315	18,907	14,849	13,841	13,629			12,323	10,511		10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 23,510	18,239		15,315	18,907	14,849	13,841	13,629			12,323	10,511		10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 23,510	18,239		15,315	18,907	14,849	13,841	13,629			12,323	10,511		10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 23,510	18,239		15,315	18,907	14,849	13,841	13,629			12,323	10,511		10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 23,510	18,239		15,315	18,907	14,849	13,841	13,629			12,323	10,511		10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 23,510	18,239		15,315	18,907	14,849	13,841	13,629			12,323	10,511		10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 23,510	18,239		15,315	18,907	14,849	13,841	13,629			$ 12,323	$ 10,511		$ 10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 13,538	11,585		10,789	12,446	11,509	10,769	10,192	10,000
S&P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 13,935	11,898		10,987	12,715	11,539	10,756	10,220	10,000
S&P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 13,935	11,898		10,987	12,715	11,539	10,756	10,220	10,000
S&P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 13,935	11,898		10,987	12,715	11,539	10,756	10,220	10,000
S&P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 13,935	11,898		10,987	12,715	11,539	10,756	10,220	10,000
S&P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 14,211	12,065		11,088	12,885	11,512	10,745	10,246	10,000
S&P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 14,211	12,065		11,088	12,885	11,512	10,745	10,246	10,000
S&P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 14,211	12,065		11,088	12,885	11,512	10,745	10,246	10,000
S&P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 14,211	12,065		11,088	12,885	11,512	10,745	10,246	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 14,466	12,151		11,051	12,963	11,480	10,731	10,262	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 14,466	12,151		11,051	12,963	11,480	10,731	10,262	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 14,466	12,151		11,051	12,963	11,480	10,731	10,262	10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 14,466	12,151		11,051	12,963	11,480	10,731	10,262	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 15,008	12,527		11,288	13,306	11,455	10,695	10,288	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 15,008	12,527		11,288	13,306	11,455	10,695	10,288	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 15,008	12,527		11,288	13,306	11,455	10,695	10,288	10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 15,008	12,527		11,288	13,306	11,455	10,695	10,288
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Account Value									10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 15,723	12,870		11,394	13,601	11,414	10,654	10,320	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 15,723	12,870		11,394	13,601	11,414	10,654	10,320	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 15,723	12,870		11,394	13,601	11,414	10,654	10,320	10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 15,723	12,870		11,394	13,601	11,414	10,654	10,320	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 16,502	13,248		11,502	13,928	11,364	10,604	10,343	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 16,502	13,248		11,502	13,928	11,364	10,604	10,343	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 16,502	13,248		11,502	13,928	11,364	10,604	10,343	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 16,502	13,248		11,502	13,928	11,364	10,604	10,343	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 17,168	13,559		11,582	14,162	11,333	10,576	10,360	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 17,168	13,559		11,582	14,162	11,333	10,576	10,360	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 17,168	13,559		11,582	14,162	11,333	10,576	10,360	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 17,168	13,559		11,582	14,162	11,333	10,576	10,360	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 17,582	13,742		11,614	14,285	11,305	10,552	10,362	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 17,582	13,742		11,614	14,285	11,305	10,552	10,362	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 17,582	13,742		11,614	14,285	11,305	10,552	10,362	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 17,582	13,742		11,614	14,285	11,305	10,552	10,362	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 17,797	13,830		11,637	14,346	11,287	10,534	10,369	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 17,797	13,830		11,637	14,346	11,287	10,534	10,369	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 17,797	13,830		11,637	14,346	11,287	10,534	10,369	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 17,797	13,830		11,637	14,346	11,287	10,534	10,369	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 17,850	13,857		11,647	14,369	11,273	10,528	10,365	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 17,850	13,857		11,647	14,369	11,273	10,528	10,365	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 17,850	13,857		11,647	14,369	11,273	10,528	10,365	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 17,850	13,857		11,647	14,369	11,273	10,528	10,365	10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 17,897	13,884		11,659	14,392	11,303	10,536	10,375	10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 17,897	13,884		11,659	14,392	11,303	10,536	10,375	10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 17,897	13,884		11,659	14,392	11,303	10,536	10,375	10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 17,897	13,884		11,659	14,392	11,303	10,536	10,375	$ 10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 12,958	10,022	$ 10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 24,574	18,112		14,944	18,052	13,784	11,881	11,438		10,000
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 18,267	$ 14,478		$ 13,010	$ 16,491	$ 11,371	$ 11,124	$ 11,593		$ 10,000